Long Term Investor Right	9 Months Ended
Sep. 30, 2016
Long Term Investor Right
Long Term Investor Right

6. Long Term Investor Right

Investors who purchased shares in the Company’s IPO, and who complied with certain terms and conditions, such as holding their IPO shares in their name during the twenty-four month period following the closing of the IPO, are entitled under certain conditions to receive up to one additional share for each share they purchased in the IPO. For a more complete discussion of the Long Term Investor Right, see Note 2 in the Company’s Annual Report on Form 10-K for the year ended December 31, 2015.

As of September 30, 2016, the Company identified investors who had perfected and maintained Long Term Investor Rights in 1,181,927 shares of common stock that were acquired as part of the Company’s IPO. The highest average closing price for the Company’s common stock on NASDAQ during any consecutive 90 day period ended on or before September 30, 2016 was $13.96. Based on this average closing stock price, an investor who purchased shares as part of the IPO, and who has perfected its Long Term Investor Right, would be entitled to 0.2894 shares for each share purchased in the IPO, rounded up to the next whole share, which represents an aggregate maximum of 342,089 shares that are potentially issuable by the Company pursuant to the Long Term Investor Right at that date. The actual number of common shares issuable pursuant to the Long Term Investor Right is dependent on the future stock price of the Company over the two year period subsequent to the November 24, 2014 closing date of the IPO, and could be as high as 342,089 shares and as low as zero shares. See Note 11.

The Long Term Investor Right is an equity instrument that will be accounted for as a component of the actual price per common share paid by the investor in the IPO. For basic earnings per share, the common shares associated with the Long Term Investor Right are treated as contingently issuable shares and are not being included in basic earnings per share until the actual number of shares can be calculated and the shares have been issued.